UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wesley Capital Management, LLC
Address:  717 5th Avenue, 14th Floor
          New York, NY 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Arthur  Wrubel
Title:   Managing Member
Phone:   212-421-7002

Signature, Place, and Date of Signing:

  /s/ Arthur Wrubel                New York, NY             November 14, 2007
-------------------------    -----------------------    ------------------------
     [Signature]                  [City, State]                  [Date]

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Khoury
Title:   Managing Member
Phone:   212-421-7002

Signature, Place, and Date of Signing:

   /s/ John Khoury                 New York, NY            November 14, 2007
-------------------------    -----------------------    ------------------------
     [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

       13F File Number                    Name

       28-
       ---------------                    --------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                         -----------
Form 13F Information Table Entry Total:    27
                                         -----------
Form 13F Information Table Value Total:  $ 1,094,239
                                         -----------
                                          (thousands)

List of Other Included Managers:         None

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries on this list, state "NONE" and omit the column headings and list entries.]

None.

                                                          FORM 13F INFORMATION TABLE
                                                                                                             VOTING
                                 TITLE               VALUE    SHARES/    SH/ PUT/  INVESTMENT      OTHER    AUTHORITY
       NAME OF ISSUER          OF CLASS   CUSIP      (000)    PRN AMT    PRN CALL  DISCRETION     MANAGERS    SOLE      SHARED  NONE
---------------------------    --------  --------   ------    -------    --- ---   ------------   --------  ---------   ------  ----
ARBOR REALTY TRUST, INC. CMN        COM  038923108  13,796    730,331    SH        SHARED-DEFINED    N/A      730,331
BURLINGTON NORTHERN SANTA FE CORP   COM  12189T104  18,693    230,300    SH        SHARED-DEFINED    N/A      230,300
CORRECTIONS CORP OF AMERICA CMN     COM  22025Y407  145,913   5,575,600  SH        SHARED-DEFINED    N/A    5,575,600
DILLARDS INC CL-A CMN CLASS A       COM  254067101  40,095    1,836,700  SH        SHARED-DEFINED    N/A    1,836,700
DOUGLAS EMMETT INC. CMN             COM  25960P109  63,936    2,585,369  SH        SHARED-DEFINED    N/A    2,585,369
GLIMCHER REALTY TRUST SBI CMN       COM  379302102  39,480    1,680,000  SH        SHARED-DEFINED    N/A    1,680,000
HILLTOP HOLDINGS INC CMN            COM  432748101  10,801    920,000    SH        SHARED-DEFINED    N/A      920,000
THE HOME DEPOT, INC. CMN            COM  437076102  48,144    1,484,100  SH        SHARED-DEFINED    N/A    1,484,100
IRSA INVERSIONES Y REPRESENTAC
  IONES S A GDS REPSTG 10 SHS       COM  450047204  19,266    1,214,000  SH        SHARED-DEFINED    N/A    1,214,000
PUT/NDE(IMBVX)
   @  22.5 EXP 10/20/2007           PUT  456607100  90        1,000      SH   PUT  SHARED-DEFINED    N/A        1,000
PUT/NDE(IMBVF)
   @  30 EXP 10/20/2007             PUT  456607100  1,688     2,500      SH   PUT  SHARED-DEFINED    N/A        2,500
PUT/JLL(JLLXA)
   @  105 EXP 12/22/2007            PUT  48020Q107  1,461     1,461      SH   PUT  SHARED-DEFINED    N/A        1,461
PUT/JLL(JLLOT)
   @  100 EXP 03/22/2008            PUT  48020Q107  4,025     3,500      SH   PUT  SHARED-DEFINED    N/A        3,500
PUT/MBI(VMXMJ)
   @ 50    EXP01/17/2009            PUT  55262C100  651       1,010      SH   PUT  SHARED-DEFINED    N/A        1,010
PUT/MBI(MBIMJ)
   @  50 EXP 01/19/2008             PUT  55262C100  423       1,900      SH   PUT  SHARED-DEFINED    N/A        1,900
MAGUIRE PPTYS INC CMN               COM  559775101  117,341   4,542,800  SH        SHARED-DEFINED    N/A    4,542,800
NORFOLK SOUTHERN CORPORATION CMN    COM  655844108  19,082    367,600    SH        SHARED-DEFINED    N/A      367,600
POST PROPERTIES INC CMN             COM  737464107  101,327   2,618,269  SH        SHARED-DEFINED    N/A    2,618,269
SEARS HOLDINGS CORPORATION CMN      COM  812350106  16,981    133,500    SH        SHARED-DEFINED    N/A      133,500
SUN COMMUNITIES INC CMN             COM  866674104  53,050    1,763,640  SH        SHARED-DEFINED    N/A    1,763,640
SUNRISE SENIOR LIVING INC CMN       COM  86768K106  129,776   3,669,100  SH        SHARED-DEFINED    N/A    3,669,100
CALL/SRZ(SRZAH)
   @  40 EXP 01/19/2008             CALL 86768K106  82        619        SH  CALL  SHARED-DEFINED    N/A          619
TEJON RANCH CO CMN                  COM  879080109  92,387    2,231,565  SH        SHARED-DEFINED    N/A    2,231,565
THOMAS PPTYS GROUP INC CMN          COM  884453101  5,467     455,600    SH        SHARED-DEFINED    N/A      455,600
PUT/TMA(TMAMU)
   @  7.5 EXP 01/19/2008            PUT  885218107  312       4,451      SH   PUT  SHARED-DEFINED    N/A        4,451
U-STORE-IT TRUST CMN                COM  91274F104  37,224    2,820,000  SH        SHARED-DEFINED    N/A    2,820,000
WAL MART STORES INC CMN             COM  931142103  112,748   2,583,000  SH        SHARED-DEFINED    N/A    2,583,000

                                                    1,094,239